Filed under Rules 497(e) and Rule 497(k) Registration Nos. 002-83631 333-53589

VALIC Company I

VALIC Company II

(each, a “Registrant,” and collectively, the “Registrants”)

Supplement dated November 3, 2017, to each Registrant’s

Summary Prospectus, Prospectus and Statement of Additional Information

as supplemented and amended to date

Effective immediately, all reference to the hyperlink https://www.valic.com/prospectus-and-reports/annuities is deleted and replaced with a reference to the following hyperlink:

https://www.valic.com/onlineprospectus

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.